Pension and Postretirement Benefit Plans and Defined Contribution Plans - One-Percentage-Point Increase or Decrease in the Healthcare Cost Trend Rate (Detail) (Postretirement Plans [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2014
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Effect on total service and interest cost components, increase	$ 15
Effect on total service and interest cost components, decrease	(14)
Effect on postretirement benefit obligation, increase	228
Effect on postretirement benefit obligation, decrease	$ (217)